DEFERRED TAX ASSETS AND LIABILITIES - Consolidated elimination amount (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
DEFERRED TAX ASSETS AND LIABILITIES
Deferred tax assets	¥ 11,207	¥ 10,915
Deferred tax liabilities	¥ 11,207	¥ 10,915